The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, a (Details)
$ in Millions
	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number
IfrsStatementLineItems [Line Items]
Exploratory well costs capitalized for a period of one year	$ 136	$ 118
Exploratory well costs capitalized for a period greater than one year	1,858	2,906
Total capitalized exploratory well costs	$ 1,994	$ 3,024
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Number	22,000,000	38,000,000
[custom:NumberOfWells-0] | Number	34
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Exploratory well costs capitalized for a period greater than one year	$ 49
[custom:NumberOfWells-0] | Number	2,000,000
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Exploratory well costs capitalized for a period greater than one year	$ 39
[custom:NumberOfWells-0] | Number	1,000,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Exploratory well costs capitalized for a period greater than one year	$ 1,770
[custom:NumberOfWells-0] | Number	31,000,000